Staff costs and Directors' emoluments	12 Months Ended
Dec. 31, 2019
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Staff costs and Directors' emoluments

4. Staff costs and Directors’ emoluments

	2019 $m	2018 $m	2017 $m
Staff costs

Wages and salaries	1,982	1,956	1,868

Social security costs	131	127	106

Pension and other post-retirement benefits:

Defined benefit plans (note 27 )	3	19	5

Defined contribution plans	64	63	61

	2,180	2,165	2,040

Analysed as:

Costs borne by IHG a	735	708	645

Costs borne by the System Fund b	313	347	339

Costs reimbursed	1,132	1,110	1,056

	2,180	2,165	2,040

a
Includes $9m (2018: $21m, 2017: $13m) classified as exceptional relating to the comprehensive efficiency programme.

In 2018, included $15m classified as exceptional relating to termination of the US funded Inter-Continental Hotels Pension Plan.

b	Includes $8m (2018: $21m, 2017: $9m) relating to the comprehensive efficiency programme.

	2019	2018	2017
Average number of employees, including part-time employees

Employees whose costs are borne by IHG:

Americas	2,170	2,225	2,149

EMEAA	5,227	3,255	2,267

Greater China	339	324	294

Central	1,900	1,794	1,948

	9,636	7,598	6,658

Employees whose costs are borne by the System Fund	4,800	5,214	5,555

Employees whose costs are reimbursed	22,207	22,518	22,577

	36,643	35,330	34,790

	2019 $m	2018 $m	2017 $m
Directors’ emoluments

Base salaries, fees, performance payments and benefits	6.4	7.1	4.9

LOGO	More detailed information on the emoluments, pensions, share awards and shareholdings for each Director is shown in the Directors’ Remuneration Report on pages 96 to 1 09 .